Significant Related Party Transactions (Details) - Schedule of Remuneration of key Management Personnel - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Employment of and Existing Consulting Agreements [Line Items]
Short-term employee benefits			$ 644,550
Short-term employee bonuses			3,750,546
Post-employment pension and medical benefits	$ 125,591	$ 361,955
Total compensation paid	4,289,187	5,054,035	$ 4,395,096
Related Party [Member]
Schedule of Employment of and Existing Consulting Agreements [Line Items]
Short-term employee benefits	3,651,073	2,554,359
Short-term employee bonuses	512,524	2,137,721
Post-employment pension and medical benefits	125,591	361,955
Total compensation paid	$ 4,289,187	$ 5,054,035